UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153


Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue            New York, NY               05/16/2011
       ----------------            ------------               ----------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           99
                                         -----------

Form 13F Information Table Value Total:  $   399,836
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

             COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- ----------------- --------- --------- -------------------- ---------- --------  --------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER    --------------------
NAME OF ISSUER                       CLASS          CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------- ----------------- --------- --------- --------- ----- ---- ---------- --------  ------- ------ -----
ALLEGHANY CORP DEL              COM               017175100   1,257       3,800  SH          Other       1         3,800
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106     631      39,700  SH          Other       1        39,700
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106      37       2,308  SH          Sole                  2,308
AMERICAN EXPRESS CO             COM               025816109   1,273      28,144  SH          Sole                 28,144
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR     03524A108   8,830     154,440  SH          Sole                154,440
ASPEN INSURANCE HOLDINGS LTD    SHS               G05384105   2,755     100,000  SH          Other       1       100,000
ASPEN INSURANCE HOLDINGS LTD    SHS               G05384105   1,378      50,000  SH          Sole                 50,000
AUTOMATIC DATA PROCESSING IN    COM               053015103   1,812      35,318  SH          Sole                 35,318
AUTOMATIC DATA PROCESSING IN    COM               053015103   1,437      28,000  SH   CALL   Sole                 28,000
BENEFICIAL MUTUAL BANCORP IN    COM               08173R104     428      49,630  SH          Sole                 49,630
BERKSHIRE HATHAWAY INC DEL      CL A              084670108   1,629          13  SH          Sole                     13
BERKSHIRE HATHAWAY INC DEL      CL B NEW          084670702  12,798     153,016  SH          Sole                153,016
BERKSHIRE HATHAWAY INC DEL      CL B NEW          084670702  22,990     274,900  SH   CALL   Sole                274,900
BEST BUY INC                    COM               086516101   1,436      50,000  SH          Other       1        50,000
BLACKROCK KELSO CAPITAL CORP    COM               092533108     285      28,123  SH          Sole                 28,123
BLUE COAT SYSTEMS INC           COM NEW           09534T508   1,126      40,000  SH          Other       1        40,000
BORDERS GROUP INC               COM               099709107      66     259,152  SH          Sole                259,152
BP PLC                          SPONSORED ADR     055622104   8,002     181,281  SH          Sole                181,281
CALAMOS ASSET MGMT INC          CL A              12811R104   2,323     140,000  SH          Other       1       140,000
CAPITAL SOUTHWEST CORP          COM               140501107   1,281      14,000  SH          Other       1        14,000
CHIMERA INVT CORP               COM               16934Q109   1,191     300,000  SH          Other       1       300,000
CISCO SYS INC                   COM               17275R102   4,202     245,000  SH          Other       1       245,000
CIT GROUP INC                   COM NEW           125581801  11,589     272,363  SH          Sole                272,363
COINSTAR INC                    COM               19259P300   4,822     105,000  SH          Other       1       105,000
CURRENCYSHS JAPANESE YEN TR     JAPANESE YEN      23130A102     903       7,600  SH   PUT    Other       1         7,600
DAILY JOURNAL CORP              COM               233912104     273       3,683  SH          Sole                  3,683
DELIA'S INC NEW                 COM               246911101   5,543   3,079,733  SH          Sole              3,079,733
DELL INC                        COM               24702R101   4,498     310,000  SH          Other       1       310,000
DELL INC                        COM               24702R101     179      12,300  SH          Sole                 12,300
DIAMOND OFFSHORE DRILLING IN    COM               25271C102   2,331      30,000  SH          Other       1        30,000
E M C CORP MASS                 COM               268648102   2,258      85,000  SH          Other       1        85,000
E M C CORP MASS                 COM               268648102      20         768  SH          Sole                    768
ECHOSTAR CORP                   CL A              278768106     265       6,992  SH          Sole                  6,992
FIRST LONG IS CORP              COM               320734106     555      20,000  SH          Sole                 20,000
GAMESTOP CORP NEW               CL A              36467W109   2,477     110,000  SH          Other       1       110,000
GENERAL ELECTRIC CO             COM               369604103     532      26,562  SH          Sole                 26,562
GENERAL GROWTH PPTYS INC NEW    COM               370023103   9,449     610,404  SH          Sole                610,404
HIMAX TECHNOLOGIES INC          SPONSORED ADR     43289P106   1,422     600,000  SH          Other       1       600,000
HOT TOPIC INC                   COM               441339108     177      31,090  SH          Sole                 31,090
HOWARD HUGHES CORP              COM               44267D107   8,330     117,890  SH          Sole                117,890
HUNTSMAN CORP                   COM               447011107     518      29,781  SH          Sole                 29,781
IDT CORP                        CL B NEW          448947507   3,505     130,000  SH          Other       1       130,000
INTEL CORP                      COM               458140100      89       4,410  SH          Sole                  4,410
INTEL CORP                      COM               458140100   4,480     222,000  SH   CALL   Sole                222,000
IRIDIUM COMMUNICATIONS INC      COM               46269C102  10,313   1,292,460  SH          Sole              1,292,460
IRIDIUM COMMUNICATIONS INC      *W EXP 02/14/201  46269C110  10,145   4,244,913  SH          Sole              4,244,913
IRIDIUM COMMUNICATIONS INC      *W EXP 02/14/201  46269C128     142      95,765  SH          Sole                 95,765
ISHARES TR                      RUSSELL 2000      464287655   3,451      41,000  SH   PUT    Other       1        41,000
ITT EDUCATIONAL SERVICES INC    COM               45068B109     244       3,385  SH          Sole                  3,385
JOHNSON & JOHNSON               COM               478160104      66       1,110  SH          Sole                  1,110
JOHNSON & JOHNSON               COM               478160104   6,565     110,800  SH   CALL   Sole                110,800
JPMORGAN CHASE & CO             *W EXP 10/28/201  46634E114   1,473      87,800  SH          Sole                 87,800
KRAFT FOODS INC                 CL A              50075N104     803      25,600  SH          Sole                 25,600
KRAFT FOODS INC                 CL A              50075N104  12,133     386,900  SH   CALL   Sole                386,900
LABORATORY CORP AMER HLDGS      COM NEW           50540R409   2,073      22,500  SH          Other       1        22,500
LECG CORP                       COM               523234102       8      42,298  SH          Sole                 42,298
LENNAR CORP                     CL B              526057302     375      25,556  SH          Sole                 25,556
LIBERTY MEDIA CORP NEW          CAP COM SER A     53071M302     682       9,268  SH          Sole                  9,268
MADISON SQUARE GARDEN INC       CL A              55826P100   1,916      71,000  SH          Other       1        71,000
MEDALLION FINL CORP             COM               583928106   1,230     139,914  SH          Other       1       139,914
MICROSOFT CORP                  COM               594918104   1,523      60,000  SH          Other       1        60,000
MICROSOFT CORP                  COM               594918104  13,339     525,358  SH          Sole                525,358
MICROSOFT CORP                  COM               594918104  33,863   1,333,700  SH   CALL   Sole              1,333,700
MVC CAPITAL INC                 COM               553829102   1,535     111,800  SH          Other       1       111,800
MVC CAPITAL INC                 COM               553829102      56       4,100  SH          Sole                  4,100
PENNEY J C INC                  COM               708160106       4         100  SH          Sole                    100
PENNEY J C INC                  COM               708160106  16,763     466,800  SH   CALL   Sole                466,800
PREMIER EXIBITIONS INC          COM               74051E102   1,077     566,819  SH          Sole                566,819
REPUBLIC AWYS HLDGS INC         COM               760276105   1,353     210,388  SH          Sole                210,388
REPUBLIC AWYS HLDGS INC         COM               760276105     469      72,900  SH   CALL   Sole                 72,900
RESOURCE AMERICA INC            CL A              761195205   7,018   1,094,855  SH          Sole              1,094,855
RICHARDSON ELECTRS LTD          COM               763165107   1,355     102,800  SH          Other       1       102,800
SAFETY INS GROUP INC            COM               78648T100     421       9,130  SH          Other       1         9,130
SEAGATE TECHNOLOGY PLC          SHS               G7945M107  12,693     881,180  SH          Sole                881,180
SLM CORP                        COM               78442P106     283      18,557  SH          Sole                 18,557
SPARK NETWORKS INC              COM               84651P100   1,171     371,863  SH          Sole                371,863
SPDR S&P 500 ETF TR             TR UNIT           78462F103  82,723     623,900  SH   PUT    Sole                623,900
SPROTT RESOURCE LENDING CORP    COM               85207J100   1,111     627,542  SH          Other       1       627,542
ST JOE CO                       COM               790148100       0           3  SH          Sole                      3
ST JOE CO                       COM               790148100   1,366      54,500  SH   PUT    Sole                 54,500
SUMMER INFANT INC               COM               865646103     796      99,500  SH          Sole                 99,500
TARGET CORP                     COM               87612E106   2,250      45,000  SH          Other       1        45,000
TARGET CORP                     COM               87612E106      47         933  SH          Sole                    933
TELULAR CORP                    COM NEW           87970T208   2,731     376,147  SH          Other       1       376,147
TERRA NOVA RTY CORP             COM               88102D103   2,148     250,000  SH          Other       1       250,000
TRANSATLANTIC PETROLEUM LTD     SHS               G89982105   1,705     550,000  SH          Other       1       550,000
TUCOWS INC                      COM               898697107     105     123,650  SH          Sole                123,650
TWO HBRS INVT CORP              COM               90187B101   5,496     524,866  SH          Sole                524,866
TWO HBRS INVT CORP              *W EXP 07/13/201  90187B119     702   1,775,755  SH          Sole              1,775,755
U S GLOBAL INVS INC             CL A              902952100     430      53,000  SH          Other       1        53,000
WESCO FINL CORP                 COM               950817106   1,662       4,270  SH          Sole                  4,270
WESTELL TECHNOLOGIES INC        CL A              957541105   1,260     360,000  SH          Other       1       360,000
WESTERN DIGITAL CORP            COM               958102105   3,729     100,000  SH          Other       1       100,000
WET SEAL INC                    CL A              961840105     559     130,436  SH          Sole                130,436
WEYCO GROUP INC                 COM               962149100   1,516      61,997  SH          Sole                 61,997
WILMINGTON TRUST CORP           COM               971807102     167      37,077  SH          Sole                 37,077
WINN DIXIE STORES INC           COM NEW           974280307   2,513     351,951  SH          Sole                351,951
WINTHROP RLTY TR                SH BEN INT NEW    976391300     188      15,358  SH          Sole                 15,358
YAHOO INC                       COM               984332106     708      42,426  SH          Sole                 42,426